Consolidated Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.04%
Argentina–0.11%
MercadoLibre, Inc.(a)	42,389	$47,986,891
Belgium–0.34%
Anheuser-Busch InBev S.A./N.V.	2,359,405	148,654,265
Brazil–6.07%
Ambev S.A.	85,226,290	240,266,202
Americanas S.A.(a)	56,114,226	335,093,901
Banco Bradesco S.A., Preference Shares	64,133,300	275,369,436
Lojas Renner S.A.	34,508,100	182,740,018
NU Holdings Ltd.	20,169,270	142,173,184
NU Holdings Ltd., Class A(a)	12,674,800	94,047,016
Pagseguro Digital Ltd., Class A(a)(b)	12,793,005	289,377,773
Vale S.A., ADR	70,689,861	1,073,072,090
		2,632,139,620
Cayman Islands–1.25%
Grab Holdings, Inc.	95,499,600	540,527,736
China–21.40%
Alibaba Group Holding Ltd.(a)	5,626,900	88,333,013
Alibaba Group Holding Ltd., ADR(a)	783,491	98,555,333
BeiGene Ltd., ADR(a)	2,235,297	542,238,346
Brii Biosciences Ltd.(a)	40,372,238	85,562,898
Budweiser Brewing Co. APAC Ltd.(c)	54,976,100	145,082,591
Contemporary Amperex Technology Co. Ltd., A Shares	425,291	40,611,881
DiDi Global, Inc., ADR(a)	21,248,557	76,707,291
Huazhu Group Ltd., ADR(a)(b)	27,705,794	1,094,932,979
Innovent Biologics, Inc.(a)(c)	8,158,000	34,491,465
JD.com, Inc., A Shares(a)	1,151,202	42,928,424
Keymed Biosciences, Inc.(a)(c)	8,767,922	29,173,536
Meituan, B Shares(a)(c)	18,303,200	520,758,030
MicroTech Medical Hangzhou Co. Ltd.	8,082,200	17,331,476
MicroTech Medical Hangzhou Co. Ltd., H Shares(a)(c)	2,406,400	5,432,879
NetEase, Inc., ADR	12,644,425	1,306,927,768
New Horizon Health Ltd.(a)(c)	14,644,000	43,352,806
OneConnect Financial Technology Co. Ltd., ADR(a)	7,011,991	14,023,982
Pinduoduo, Inc., ADR(a)	6,378,929	381,715,111
Remegen Co. Ltd., H Shares(a)(c)	6,784,792	44,641,854
Tencent Holdings Ltd.	24,175,258	1,475,592,822
Wuxi Biologics Cayman, Inc.(a)(c)	59,307,500	582,392,036
Yum China Holdings, Inc.(b)	30,183,310	1,453,930,043
Zai Lab Ltd., ADR(a)(b)	7,244,731	359,845,789
ZTO Express Cayman, Inc.	2,232,932	65,939,677
ZTO Express Cayman, Inc., ADR	24,382,883	732,461,805
		9,282,963,835
Egypt–0.48%
Commercial International Bank Egypt S.A.E.(a)	64,307,503	210,155,774
Shares		Value
France–3.65%
Kering S.A.	922,385	$688,683,590
L’Oreal S.A.	49,577	21,222,573
LVMH Moet Hennessy Louis Vuitton SE	32,612	26,814,711
Pernod Ricard S.A.	3,956,695	844,884,370
		1,581,605,244
Hong Kong–4.48%
AIA Group Ltd.	187,215,600	1,944,657,940
India–17.49%
Godrej Properties Ltd.(a)	1,572,137	36,246,427
HDFC Life Insurance Co. Ltd.(c)	14,934,971	124,828,988
Housing Development Finance Corp. Ltd.	68,562,996	2,335,102,399
Infosys Ltd.	34,486,788	806,530,743
Kotak Mahindra Bank Ltd.	69,732,701	1,736,788,901
Macrotech Developers Ltd.(c)	5,460,046	94,933,181
Oberoi Realty Ltd.(a)	18,073,757	222,891,933
Tata Consultancy Services Ltd.	31,072,921	1,560,729,044
Zee Entertainment Enterprises Ltd. (Acquired 05/07/2008-05/28/2019; Cost $202,396,424)(b)(d)	171,668,476	668,487,506
		7,586,539,122
Indonesia–0.76%
PT Bank Central Asia Tbk	616,012,800	328,452,274
Italy–1.49%
Ermenegildo Zegna Holditalia S.p.A.	5,142,215	52,656,281
Moncler S.p.A.	2,793,519	178,303,522
PRADA S.p.A.	68,188,810	416,710,104
		647,669,907
Mexico–6.39%
America Movil S.A.B. de C.V., Class L, ADR	11,562,781	218,074,050
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	96,200,378	723,787,990
Grupo Mexico S.A.B. de C.V., Class B	275,457,188	1,182,991,676
Wal-Mart de Mexico S.A.B. de C.V., Series V	190,107,097	646,408,366
		2,771,262,082
Philippines–2.22%
Ayala Land, Inc.	446,427,700	314,955,982
SM Investments Corp.	26,325,832	491,293,260
SM Prime Holdings, Inc.	229,778,639	158,807,110
		965,056,352
Poland–0.31%
InPost S.A.(a)	16,377,698	133,550,967
Russia–8.23%
Novatek PJSC, GDR(c)	8,262,941	1,754,366,298
Polyus PJSC(a)	1,342,020	211,800,888
Polyus PJSC, GDR(c)	1,319,684	103,074,843
Sberbank of Russia PJSC	82,997,076	286,273,597

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
Russia–(continued)
TCS Group Holding PLC, GDR(c)	2,336,218	$166,338,722
Yandex N.V., Class A(a)(b)	21,847,533	1,049,992,436
		3,571,846,784
South Africa–0.66%
FirstRand Ltd.	70,724,711	285,246,633
South Korea–5.97%
LG Chem Ltd.	959,158	514,911,369
LG Energy Solution	446,078	166,516,052
NAVER Corp.	804,686	213,188,389
Samsung Biologics Co. Ltd.(a)(c)	1,016,266	625,675,832
Samsung Electronics Co. Ltd.	17,294,723	1,071,244,429
		2,591,536,071
Switzerland–3.64%
Cie Financiere Richemont S.A.	10,772,789	1,562,265,443
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	15,598,668	15,991,728
		1,578,257,171
Taiwan–10.54%
MediaTek, Inc.	12,910,000	503,369,227
Taiwan Semiconductor Manufacturing Co. Ltd.	178,636,429	4,068,083,814
		4,571,453,041
Turkey–0.33%
Akbank T.A.S.	239,848,228	144,761,120
United Kingdom–1.13%
Oxford Nanopore Technologies PLC(a)	14,565,888	95,557,730
Prudential PLC(e)	11,564,573	194,501,871
Prudential PLC(e)	11,849,300	198,311,530
		488,371,131
United States–0.10%
NIKE, Inc., Class B	299,108	44,288,922
Total Common Stocks & Other Equity Interests (Cost $29,451,280,372)		42,096,982,882
Shares		Value
Preferred Stocks–0.89%
China–0.15%
Abogen Therapeutics Ltd., Series C, Pfd.(f)	1,436,122	$65,429,977
India–0.74%
Bundl Technologies Pvt. Ltd., Series K, Pfd.(f)	28,844	190,340,057
Delhivery Ltd., Pfd.(f)	48,149	25,000,000
Pine Labs Pvt. Ltd., Pfd.(f)	134,098	49,999,780
Pine Labs Pvt. Ltd., Series K, Pfd. (Acquired 09/09/2021; Cost $50,000,355)(d)(f)	103,185	50,000,356
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Acquired 05/07/2008-04/18/2013; Cost $0)(d)	189,591,305	5,259,191
		320,599,384
Total Preferred Stocks (Cost $380,907,369)		386,029,361
Money Market Funds–2.76%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(g)	415,007,035	415,007,035
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)(g)	307,191,204	307,221,923
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(g)	474,293,755	474,293,755
Total Money Market Funds (Cost $1,196,553,432)		1,196,522,713
TOTAL INVESTMENTS IN SECURITIES—100.69% (Cost $31,028,741,173)		43,679,534,956
OTHER ASSETS LESS LIABILITIES–(0.69)%		(300,833,460)
NET ASSETS–100.00%		$43,378,701,496
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$188,299,280	$819,166,556	$(592,458,801)	$-	$-	$415,007,035	$27,714
Invesco Liquid Assets Portfolio, Institutional Class	145,359,504	585,118,968	(423,184,857)	(30,146)	(41,546)	307,221,923	10,096
Invesco Treasury Portfolio, Institutional Class	215,199,177	936,190,350	(677,095,772)	-	-	474,293,755	12,491
Investments in Other Affiliates:
Alsea S.A.B. de C.V.*	134,539,605	-	(122,524,061)	24,982,311	(36,997,855)	-	-
Grab Holdings, Inc., Class H, Pfd.*	1,545,865,618	-	(645,131,084)	(900,734,534)	-	-	-
Huazhu Group Ltd., ADR	1,284,440,610	-	-	(189,507,631)	-	1,094,932,979	-
Lojas Americanas S.A., Preference Shares*	130,156,093	-	(248,742,693)	118,586,600	-	-	-
Oberoi Realty Ltd.*	257,865,739	-	(39,097,946)	(11,147,117)	15,271,257	222,891,933	-
Pagseguro Digital Ltd., Class A	463,106,781	-	-	(173,729,008)	-	289,377,773	-
Yandex N.V., Class A	1,868,397,880	-	(42,437,346)	(770,420,231)	(5,547,867)	1,049,992,436	-
Yum China Holdings, Inc.	1,671,168,604	44,114,387	-	(261,352,948)	-	1,453,930,043	3,513,319
Zai Lab Ltd., ADR	550,795,399	142,890,266	-	(333,839,876)	-	359,845,789	-
Zee Entertainment Enterprises Ltd.	691,264,774	-	-	(22,777,268)	-	668,487,506	-
Total	$9,146,459,064	$2,527,480,527	$(2,790,672,560)	$(2,519,969,848)	$(27,316,011)	$6,335,981,172	$3,563,620

*	At January 31, 2022, this security was no longer an affiliate of the Fund.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $4,274,543,061, which represented 9.85% of the Fund’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at January 31, 2022 was $723,747,053, which represented 1.67% of the Fund’s Net Assets.
(e)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$47,986,891	$—	$—	$47,986,891
Belgium	—	148,654,265	—	148,654,265
Brazil	2,489,966,436	142,173,184	—	2,632,139,620
Cayman Islands	540,527,736	—	—	540,527,736
China	6,061,338,447	3,221,625,388	65,429,977	9,348,393,812
Egypt	210,155,774	—	—	210,155,774
France	—	1,581,605,244	—	1,581,605,244
Hong Kong	—	1,944,657,940	—	1,944,657,940
India	5,259,191	7,586,539,122	315,340,193	7,907,138,506
Indonesia	—	328,452,274	—	328,452,274
Italy	52,656,281	595,013,626	—	647,669,907
Mexico	2,771,262,082	—	—	2,771,262,082
Philippines	—	965,056,352	—	965,056,352
Poland	—	133,550,967	—	133,550,967
Russia	1,319,406,001	2,252,440,783	—	3,571,846,784
South Africa	—	285,246,633	—	285,246,633
South Korea	166,516,052	2,425,020,019	—	2,591,536,071
Switzerland	15,991,728	1,562,265,443	—	1,578,257,171
Taiwan	—	4,571,453,041	—	4,571,453,041
Turkey	—	144,761,120	—	144,761,120
United Kingdom	—	488,371,131	—	488,371,131
United States	44,288,922	—	—	44,288,922
Money Market Funds	1,196,522,713	—	—	1,196,522,713
Total Investments	$14,921,878,254	$28,376,886,532	$380,770,170	$43,679,534,956
Invesco Developing Markets Fund